Credit impairment charges/(releases)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit impairment charges/(releases)	Credit impairment charges/(releases)
Accounting for the impairment of financial assets
Impairment
The Group is required to recognise expected credit losses (ECLs) based on unbiased forward-looking information for all financial assets at amortised cost, lease receivables, debt financial assets at fair value through other comprehensive income, loan commitments and financial guarantee contracts.
At the reporting date, an allowance (or provision for loan commitments and financial guarantees) is required for the 12-month (Stage 1)
ECLs. If the credit risk has significantly increased since initial recognition (Stage 2), or if the financial instrument is credit impaired
(Stage 3), an allowance (or provision) should be recognised for the lifetime ECLs.
The measurement of ECL is calculated using three main components: (i) probability of default (PD) (ii) loss given default (LGD) and (iii)
the exposure at default (EAD).
The 12-month and lifetime ECLs are calculated by multiplying the respective PD, LGD and the EAD. The 12-month and lifetime PDs represent the PD occurring over the next 12 months and the remaining maturity of the instrument respectively. The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.
Expected credit loss measurement is based on the ability of borrowers to make payments as they fall due. The Group also considers sector-specific risks and whether additional adjustments are required in the measurement of ECL. Credit risk may be impacted by climate considerations for certain sectors, such as oil and gas.
Determining a significant increase in credit risk since initial recognition:
The Group assesses when a significant increase in credit risk has occurred based on quantitative and qualitative assessments. The credit risk of an exposure is considered to have significantly increased when:
i) Quantitative test
The annualised lifetime PD has increased by more than an agreed threshold relative to the equivalent at origination.
PD deterioration thresholds are defined as percentage increases, and are set at an origination score band and segment level to ensure the test appropriately captures significant increases in credit risk at all risk levels. Generally, thresholds are inversely correlated to the origination PD, i.e. as the origination PD increases, the threshold value reduces.
The assessment of the point at which a PD increase is deemed ‘significant’, is based upon analysis of the portfolio’s risk profile against a common set of principles and performance metrics (consistent across both retail and wholesale businesses), incorporating expert credit judgement where appropriate. Application of quantitative PD floors does not represent the use of the low credit risk exemption as exposures can separately move into Stage 2 via the qualitative route described below.
Wholesale assets apply a 100% increase in PD and 0.2% PD floor to determine a significant increase in credit risk.
Retail assets apply bespoke relative increase and absolute PD thresholds based on product type and origination PD. Thresholds are subject to maximums defined by Group policy and typically apply minimum relative thresholds of 50-100% and a maximum relative threshold of 400%.
For existing/historical exposures where origination point scores or data are no longer available or do not represent a comparable estimate of lifetime PD, a proxy origination score is defined, based upon:
•back-population of the approved lifetime PD score either to origination date or, where this is not feasible, as far back as possible
(subject to a data start point no later than 1 January 2015); or
•use of available historical account performance data and other customer information, to derive a comparable ‘proxy’ estimation of origination PD.
ii) Qualitative test
This is relevant for accounts that meet the portfolio’s ‘high risk’ criteria and are subject to closer credit monitoring.
High risk customers may not be in arrears but either through an event or an observed behaviour exhibit credit distress. The definition and assessment of high risk includes as wide a range of information as reasonably available, such as industry and Group-wide customer level data, including but not limited to bureau scores and high consumer indebtedness index, wherever possible or relevant.
Whilst the high risk populations applied for IFRS 9 impairment purposes are aligned with risk management processes, they are also regularly reviewed and validated to ensure that they capture any incremental segments where there is evidence of credit deterioration.
iii) Backstop criteria
This is relevant for accounts that are more than 30 calendar days past due. The 30 days past due criteria is a backstop rather than a primary driver of moving exposures into Stage 2.
The criteria for determining a significant increase in credit risk for assets with bullet repayments follows the same principle as all other assets, i.e. quantitative, qualitative and backstop tests are all applied.
Exposures will move back to Stage 1 once they no longer meet the criteria for a significant increase in credit risk. This means that, at a minimum all payments must be up-to-date, the PD deterioration test is no longer met, the account is no longer classified as high risk, and the customer has evidenced an ability to maintain future payments.
Exposures are only removed from Stage 3 and reassigned to Stage 2 once the original default trigger event no longer applies.
Exposures being removed from Stage 3 must no longer qualify as credit impaired, and:
a)the obligor will also have demonstrated consistently good payment behaviour over a 12-month period, by making all consecutive contractual payments due and, for forborne exposures, the relevant EBA defined probationary period has also been successfully completed or;
b)(for non-forborne exposures) the performance conditions are defined and approved within an appropriately sanctioned restructure plan, including 12 months’ payment history have been met.
Management overlays and other exceptions to model outputs are applied only if consistent with the objective of identifying significant increases in credit risk.
Forward-looking information
The measurement of ECL involves complexity and judgement, including estimation of PD, LGD, a range of unbiased future economic scenarios, estimation of expected lives (where contractual life is not appropriate), and estimation of EAD and assessing significant increases in credit risk.
Credit losses are the expected cash shortfalls from what is contractually due over the expected life of the financial instrument, discounted at the original effective interest rate (EIR). ECLs are the unbiased probability-weighted credit losses determined by evaluating a range of possible outcomes and considering future economic conditions.
Refer to the Measurement uncertainty and sensitivity analysis section on page 252 for further details.
Definition of default, credit impaired assets, write-offs, and interest income recognition
The definition of default for the purpose of determining ECLs, and for internal credit risk management purposes, has been aligned to the Regulatory Capital CRR Article 178 definition of default, to maintain a consistent approach with IFRS 9 and associated regulatory guidance. The Regulatory Capital CRR Article 178 definition of default considers indicators that the debtor is unlikely to pay, includes exposures in forbearance and is no later than when the exposure is more than 90 days past due. When exposures are identified as credit impaired at the time when they are purchased or originated, interest income is calculated on the carrying value net of the impairment allowance.
An asset is considered credit impaired when one or more events occur that have a detrimental impact on the estimated future cash flows of the financial asset. This comprises assets defined as defaulted and other individually assessed exposures where imminent default or actual loss is identified.
Uncollectable loans are written off against the related allowance for loan impairment on completion of the Group’s internal processes and when all reasonably expected recoverable amounts have been collected. Subsequent recoveries of amounts previously written off are credited to the income statement. The timing and extent of write-offs may involve some element of subjective judgement.
Nevertheless, a write-off will often be prompted by a specific event, such as the inception of insolvency proceedings or other formal recovery action, which makes it possible to establish that some or the entire advance is beyond realistic prospect of recovery.
Purchased or originated credit impaired (POCI)
Purchased or originated credit impaired assets include a fixed pool of credit card and unsecured personal loan balances that were purchased as part of the Tesco acquisition at a deep discount to face value reflecting credit losses incurred from the point of origination to the date of acquisition. Hence, POCI assets do not carry any impairment allowance on initial recognition. All changes in lifetime expected credit losses subsequent to the assets’ initial recognition are recognised as an impairment charge. Over time, these POCI assets will run off as the loans redeem, pay down or as loans are written off.
Accounting for purchased financial guarantee contracts
The Group may enter into a financial guarantee contract which requires the issuer of such contract to reimburse the Group for a loss it incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument. For these separate financial guarantee contracts, the Group recognises a reimbursement asset aligned with the recognition of the underlying
ECLs, if it is considered virtually certain that a reimbursement would be received if the specified debtor fails to make payment when due in accordance with the terms of the debt instrument.
Loan modifications and renegotiations that are not credit-impaired
When modification of a loan agreement occurs as a result of commercial restructuring activity rather than due to the credit risk of the borrower, an assessment must be performed to determine whether the terms of the new agreement are substantially different from the terms of the existing agreement. This assessment considers both the change in cash flows arising from the modified terms as well as the change in overall instrument risk profile. In respect of payment holidays granted to borrowers which are not due to forbearance, if the revised cash flows on a present value basis (based on the original EIR) are not substantially different from the original cash flows, the loan is not considered to be substantially modified.
Where terms are substantially different, the existing loan will be derecognised and a new loan will be recognised at fair value, with any difference in valuation recognised immediately within the income statement, subject to observability criteria.
Where terms are not substantially different, the loan carrying value will be adjusted to reflect the present value of modified cash flows discounted at the original EIR, with any resulting gain or loss recognised immediately within the income statement as a modification gain or loss.
Expected life
Lifetime ECLs must be measured over the expected life. This is restricted to the maximum contractual life and takes into account expected prepayment, extension, call and similar options. The exceptions are certain revolving financial instruments, such as credit cards and bank overdrafts, that include both a drawn and an undrawn component where the entity’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the entity’s exposure to credit losses to the contractual notice period.
For revolving facilities, expected life is analytically derived to reflect the behavioural life of the asset, i.e. the full period over which the business expects to be exposed to credit risk. Behavioural life is typically based upon historical analysis of the average time to default, closure or withdrawal of facility. Where data is insufficient or analysis inconclusive, an additional ‘maturity factor’ may be incorporated to reflect the full estimated life of the exposures, based upon experienced judgement and/or peer analysis. Potential future modifications of contracts are not taken into account when determining the expected life or EAD until they occur.
Discounting
ECLs are discounted at the EIR at initial recognition or an approximation thereof and consistent with income recognition. For loan commitments the EIR is the rate that is expected to apply when the loan is drawn down and a financial asset is recognised. Issued financial guarantee contracts are discounted at the risk-free rate. Lease receivables are discounted at the rate implicit in the lease. For variable/floating rate financial assets, the spot rate at the reporting date is used and projections of changes in the variable rate over the expected life are not made to estimate future interest cash flows or for discounting.
Modelling techniques
Currently, Internal Ratings-Based models are leveraged to calculate the point-in-time PD and LGD, which serve as key inputs to the
IFRS 9 models. Thereafter, these inputs are extrapolated by the IFRS 9 models to create macroeconomic sensitive forecasts of PDs,
LGDs and, in turn, ECL.
Forbearance
A financial asset is subject to forbearance when it is modified due to the credit distress of the borrower. A modification made to the terms of an asset due to forbearance will typically be assessed as a non-substantial modification that does not result in derecognition of the original loan, except in circumstances where debt is exchanged for equity.
Both performing and non-performing forbearance assets are classified as Stage 3 except where it is established that the concession granted has not resulted in diminished financial obligation and that no other regulatory definition of default criteria have been triggered, in which case the asset is classified as Stage 2. The minimum probationary period for non-performing forbearance is 12 months and for performing forbearance, 24 months. Hence, a minimum of 36 months is required for non-performing forbearance to move out of a forborne state.
No financial instrument in forbearance can transfer back to Stage 1 until all of the Stage 2 thresholds are no longer met and can only move out of Stage 3 when no longer credit impaired.
Critical accounting estimates and judgements
IFRS 9 impairment involves several important areas of judgement, including estimating forward-looking modelled parameters (PD, LGD and EAD), developing a range of unbiased future economic scenarios, estimating expected lives and assessing significant increases in credit risk, based on the Group’s experience of managing credit risk. The determination of expected life is most material for Barclays'
credit card portfolios which is obtained via behavioural life analysis to materially capture the risk of these facilities.
Within the retail and small businesses portfolios, which comprise large numbers of small homogeneous assets with similar risk characteristics where credit scoring techniques are generally used, the impairment allowance is calculated using forward-looking modelled parameters which are typically run at account level. There are many models in use, each tailored to a product, line of business or customer category. Judgement and knowledge is needed in selecting the statistical methods to use when the models are developed or revised. Management adjustments to impairment models, which contain an element of subjectivity, are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where appropriate.
For individually significant assets in Stage 3, impairment allowances are calculated on an individual basis and all relevant considerations that have a bearing on the expected future cash flows across a range of economic scenarios are taken into account. These considerations can be particularly subjective and can include the business prospects for the customer, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of the work-out process. The level of the impairment allowance is the difference between the value of the discounted expected future cash flows (discounted at the loan’s original effective interest rate), and its carrying amount. Furthermore, judgements change with time as new information becomes available or as work-out strategies evolve, resulting in frequent revisions to the impairment allowance as individual decisions are taken. Changes in these estimates would result in a change in the allowances and have a direct impact on the impairment charge.
Further information on impairment allowances, impairment charges, management adjustments to models for impairment, measurement uncertainty, sensitivity analysis and related credit information is set out within the Credit risk performance section.
Temporary adjustments to calculated IFRS 9 impairment allowances may be applied in limited circumstances to account for situations where known or expected risk factors or information have not been considered in the ECL assessment or modelling process. For further information please see page 248 in the Credit risk performance section.
Information about the potential impact of the physical and transition risks of climate change on borrowers is considered, taking into account reasonable and supportable information to make accounting judgements and estimates. Climate change is inherently of a long-term nature, with significant levels of uncertainty, and consequently requires judgement in determining the possible impact in the next financial year, if any.

	2024			2023			2022
	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total[2,3]	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost[4]	2,115	(94)	2,021	2,017	(73)	1,944	1,428	(263)	1,165
Off-balance sheet loan commitments and financial guarantee contracts	(46)	—	(46)	(61)	—	(61)	18	—	18
Total	2,069	(94)	1,975	1,956	(73)	1,883	1,446	(263)	1,183
Cash collateral and settlement balances	(3)	—	(3)	4	—	4	28	—	28
Financial instruments at fair value	1	—	1	(1)	—	(1)	9	—	9
Reverse Repo	8	—	8	—	—	—	—	—	—
Other financial asset measured at cost	1	—	1	(5)	—	(5)	—	—	—
Credit impairment charges /(releases)	2,076	(94)	1,982	1,954	(73)	1,881	1,483	(263)	1,220
Notes:
1Recoveries and reimbursements include £15m (2023: £29m, 2022: £199m) for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £79m (2023: £44m, 2022: £64m).
2Includes net impairment charge relating to portfolios classified as held for sale. These include a co-branded card portfolio £160m within USCB and German Consumer Finance business
£74m.
3Includes net impairment charge of £209m on the acquisition of Tesco Bank.
4Includes Debt securities measured at amortised cost.
Write-offs that can be subjected to enforcement activity
The contractual amount outstanding on financial assets that were written off during the year and that can still be subjected to enforcement activity is £746m (2023: £597m, 2022: £949m) including £45m (2023: £41m) pertaining to German consumer finance business classified as held for sale.This is lower than the write-offs presented in the movement in the gross exposures and impairment allowance table due to assets sold during the year post write-offs and post write-off recoveries.
Modification of financial assets
Financial assets of £2,146m (2023: £2,690m, 2022: £2,412m), with a loss allowance measured at an amount equal to lifetime ECL, were subject to non-substantial modification during the year, with a resulting loss of £78m (2023: £4m, 2022: £4m). The gross carrying amount of financial assets subject to non-substantial modification for which the loss allowance has changed to a 12-month ECL during the year amounts to £101m (2023: £149m, 2022: £1,077m).